Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of initial fixed $100 investment based on:		($ in thousands)
Year	Summary Compensation Table Total for CEO $	Compensation Actually Paid to CEO $	Average Summary Compensation Table Total for other NEOs $ (1)	Average Compensation Actually Paid for other NEOs $ (1)	DHI Total Shareholder Return $ (2)	Peer Group Total Shareholder Return $(3)(6)	Net Income (Loss) $(4)	Company Selected Measure - Revenue $(5)
2023	3,826,014	867,441	1,281,095	637,748	86	135	3,491	151,878
2022	3,255,828	3,089,068	1,499,633	1,523,475	176	89	4,176	149,680
2021	2,702,822	9,503,596	1,129,287	2,492,880	207	163	(29,742)	119,903
2020	3,406,708	1,156,370	907,662	837,752	74	153	(30,015)	111,167
(1) The other NEOs for 2023 were Raime Leeby, Kevin Bostick, Chris Henderson, Arie Kanofsky, Paul Farnsworth, Pamela Bilash. The other NEOs for 2022 and 2021 were Kevin Bostick, Chris Henderson, Arie Kanofsky, and Paul Farnsworth. The other NEOs for 2020 were Kevin Bostick, Chris Henderson, Brian Campbell and Christian Dwyer.
(2) Reflects the value on December 31 for each period presented of an initial fixed investment of $100 in DHI on December 31, 2019.
(3) The Peer Group is the Dow Jones Internet Composite Index. Reflects the value on December 31 for each period presented of an initial fixed investment in the Peer Group of $100 on December 31, 2019.
(4) Represents the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
(5) The Company has identified Revenue as its company selected measure for the pay versus performance disclosure as revenue is a significant component of NEO compensation and is the primary driver of stockholder value.

(6) The Peer Group was the Russell 2000 Index in previous year. The values were $120 for 2020, $138 for 2021, $110 for 2022, and $128 for 2023.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	(1) The other NEOs for 2023 were Raime Leeby, Kevin Bostick, Chris Henderson, Arie Kanofsky, Paul Farnsworth, Pamela Bilash. The other NEOs for 2022 and 2021 were Kevin Bostick, Chris Henderson, Arie Kanofsky, and Paul Farnsworth. The other NEOs for 2020 were Kevin Bostick, Chris Henderson, Brian Campbell and Christian Dwyer.
Peer Group Issuers, Footnote	(3) The Peer Group is the Dow Jones Internet Composite Index. Reflects the value on December 31 for each period presented of an initial fixed investment in the Peer Group of $100 on December 31, 2019.
Changed Peer Group, Footnote	(6) The Peer Group was the Russell 2000 Index in previous year. The values were $120 for 2020, $138 for 2021, $110 for 2022, and $128 for 2023.
PEO Total Compensation Amount	$ 3,826,014	$ 3,255,828	$ 2,702,822	$ 3,406,708
PEO Actually Paid Compensation Amount	$ 867,441	3,089,068	9,503,596	1,156,370
Adjustment To PEO Compensation, Footnote

Year	Executive	Summary Compensation Table Total $	Subtract Equity Awards $ (1)	Add Year-End Equity Value $ (2)(3)	Change in Value of Equity Awards $ (4)(3)	Change in Value of Vested Equity Awards $ (5)(3)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions $ (6)	Compensation Actually Paid $
2023	CEO	3,826,014	(2,704,500)	970,279	(1,577,491)	353,139	—	867,441
	Other NEOs	1,281,095	(426,967)	208,430	(187,001)	12,081	(249,890)	637,748
(1) Represents the grant date fair value and, for purposes of the Other NEOs, the average grant date fair value, of equity awards granted during the year, as reported in the “Stock Awards” column of the Summary Compensation Table.
(2) Represents the end of year fair value and, for purposes of the Other NEOs, the average of the end of year fair value, of equity awards granted during the year that are outstanding and unvested as of the end of year.
(3) PSU grant date fair values are calculated using the stock price as of date of grant assuming target performance. For these values, adjustments have been made using the stock price and performance accrual modifier as of the end of the year.
(4) Represents the change in fair value and, for purposes of Other NEOs, the average change in fair value, as of the end of the year (from the end of the prior fiscal year) of equity awards granted in prior years that were outstanding and unvested as of the end of the year.
(5) Represents the change in fair value and, for purposes of Other NEOs, the average change in fair value (from the end of the prior fiscal year to the date of vesting), of equity awards granted in prior years that vested during the year.
(6) Represents the beginning of year fair value of unvested equity awards that were forfeited in 2023.

Non-PEO NEO Average Total Compensation Amount	$ 1,281,095	1,499,633	1,129,287	907,662
Non-PEO NEO Average Compensation Actually Paid Amount	$ 637,748	1,523,475	2,492,880	837,752
Adjustment to Non-PEO NEO Compensation Footnote

Year	Executive	Summary Compensation Table Total $	Subtract Equity Awards $ (1)	Add Year-End Equity Value $ (2)(3)	Change in Value of Equity Awards $ (4)(3)	Change in Value of Vested Equity Awards $ (5)(3)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions $ (6)	Compensation Actually Paid $
2023	CEO	3,826,014	(2,704,500)	970,279	(1,577,491)	353,139	—	867,441
	Other NEOs	1,281,095	(426,967)	208,430	(187,001)	12,081	(249,890)	637,748
(1) Represents the grant date fair value and, for purposes of the Other NEOs, the average grant date fair value, of equity awards granted during the year, as reported in the “Stock Awards” column of the Summary Compensation Table.
(2) Represents the end of year fair value and, for purposes of the Other NEOs, the average of the end of year fair value, of equity awards granted during the year that are outstanding and unvested as of the end of year.
(3) PSU grant date fair values are calculated using the stock price as of date of grant assuming target performance. For these values, adjustments have been made using the stock price and performance accrual modifier as of the end of the year.
(4) Represents the change in fair value and, for purposes of Other NEOs, the average change in fair value, as of the end of the year (from the end of the prior fiscal year) of equity awards granted in prior years that were outstanding and unvested as of the end of the year.
(5) Represents the change in fair value and, for purposes of Other NEOs, the average change in fair value (from the end of the prior fiscal year to the date of vesting), of equity awards granted in prior years that vested during the year.
(6) Represents the beginning of year fair value of unvested equity awards that were forfeited in 2023.

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return

For 2022, CAP for our NEOs declined 62% due to a 15% decline in our stock price combined with a stock price increase in 2021 from $2.22 per share to $6.24 per share, or 181%, which drove CAP higher in 2021. This compares to a 45%
decline in share price for our peer group over the 2022 period. CAP for our NEO’s decreased 67% in 2023 driven by a 51% decrease in our stock price. Our peer group TSR increased 52% over the same period. In total, our TSR over the four-year period declined 14% while the our peer group increased 35%.
We believe the charts above show the alignment between compensation actually paid to the NEOs and each of the Company’s performance measures. The Company does not currently use net income (loss) as a metric in any of our incentive programs. We believe that shareholder value will be maximized through Bookings growth, which drives future revenue growth, while maintaining profitability as measured through Adjusted EBITDA and Adjusted EBITDA Margin.

Compensation Actually Paid vs. Net Income	Revenue and Net Income
Compensation Actually Paid vs. Company Selected Measure	Revenue and Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return

For 2022, CAP for our NEOs declined 62% due to a 15% decline in our stock price combined with a stock price increase in 2021 from $2.22 per share to $6.24 per share, or 181%, which drove CAP higher in 2021. This compares to a 45%
decline in share price for our peer group over the 2022 period. CAP for our NEO’s decreased 67% in 2023 driven by a 51% decrease in our stock price. Our peer group TSR increased 52% over the same period. In total, our TSR over the four-year period declined 14% while the our peer group increased 35%.
We believe the charts above show the alignment between compensation actually paid to the NEOs and each of the Company’s performance measures. The Company does not currently use net income (loss) as a metric in any of our incentive programs. We believe that shareholder value will be maximized through Bookings growth, which drives future revenue growth, while maintaining profitability as measured through Adjusted EBITDA and Adjusted EBITDA Margin.

Total Shareholder Return Amount	$ 86	176	207	74
Peer Group Total Shareholder Return Amount	135	89	163	153
Net Income (Loss)	$ 3,491,000	$ 4,176,000	$ (29,742,000)	$ (30,015,000)
Company Selected Measure Amount	151,878	149,680	119,903	111,167
PEO Name	Art Zeile
Additional 402(v) Disclosure	(2) Reflects the value on December 31 for each period presented of an initial fixed investment of $100 in DHI on December 31, 2019.(4) Represents the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
(5) The Company has identified Revenue as its company selected measure for the pay versus performance disclosure as revenue is a significant component of NEO compensation and is the primary driver of stockholder value.

PEO | Equity Award Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,704,500)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	970,279
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,577,491)
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	353,139
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Award Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(426,967)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	208,430
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(187,001)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,081
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (249,890)